As filed with the U.S. Securities and Exchange Commission on November 16, 2017

Securities Act File No. 2-99473

Investment Company Act File No. 811-04375

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 87	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 306	☒

(Check appropriate box or boxes)

BLACKROCK MULTI-STATE

MUNICIPAL SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $.10 per share.

This filing relates solely to BlackRock New York Municipal Opportunities Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on November 16, 2017.

BlackRock Multi-State Municipal Series Trust (Registrant)

on behalf of BlackRock New York Municipal Opportunities Fund

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI John M. Perlowski	Trustee, President and Chief Executive Officer (Principal Executive Officer)	November 16, 2017

/s/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	November 16, 2017

JAMES H. BODURTHA* (James H. Bodurtha)	Trustee

BRUCE R. BOND* (Bruce R. Bond)	Trustee

DONALD W. BURTON* (Donald W. Burton)	Trustee

STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Trustee

HENRY GABBAY* (Henry Gabbay)	Trustee

LENA G. GOLDBERG* (Lena G. Goldberg)	Trustee

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Trustee

Signature	Title	Date

HENRY R. KEIZER* (Henry R. Keizer)	Trustee

JOHN F. O’BRIEN* (John F. O’Brien)	Trustee

DONALD C. OPATRNY* (Donald C. Opatrny)	Trustee

ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By:	/s/ BENJAMIN ARCHIBALD Benjamin Archibald (Attorney-in-Fact)	November 16, 2017

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase